ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - shares		1 Months Ended
	Jan. 10, 2023	Sep. 30, 2024	Sep. 23, 2024	Dec. 31, 2023	Jun. 30, 2023
Wuhan Muyecun Network Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest				100.00%	100.00%
Ninjas in Pujamas Gaming AB [Member] | Class B One Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consummation of the acquisition	43,044,524
Exchange of shares percentage	100.00%
Equity interest percentage	40.00%
Young Group Companies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage, description		(i) 100% issued and outstanding share capital of ZSZQ Limited (“Young Cayman”) is collectively owned by the shareholders of Young Will, (ii) 100% share capital of ZSZQ (HK) Limited.(“Young HK”) is owned by Young Cayman, (iii) 100% equity interest of Beijing ZSZQ Network Technology Co., Ltd.
Shanghai Jinyuanbao Duoduo Entertainment Development Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest percentage			90.00%